JPMorgan Total Return Fund Expense Example - R2 R5 R6 Shares [Member] - JPMorgan Total Return Fund	Feb. 28, 2025 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 93
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	767
Expense Example, with Redemption, 10 Years	1,750
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	22
Expense Example, with Redemption, 3 Years	190
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	902
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	16
Expense Example, with Redemption, 3 Years	163
Expense Example, with Redemption, 5 Years	323
Expense Example, with Redemption, 10 Years	$ 786